RELATED PARTIES TRANSACTIONS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction Payment	$ 131
Related Party Transaction, Expenses from Transactions with Related Party	6,100	$ 2,600	$ 1,100
Professional Fees	1,900	1,700	200
Due to Related Parties, Current	1,300	2,700
Due from Related Parties, Current	1,400	3,200
Hardware And Software [Member]
Related Party Transaction, Purchases from Related Party	$ 1,000	$ 1,100	$ 200